2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Significant Accounting Policies Details Narrative
Equity-based compensation for employees	$ 2,737,500	$ 0
Equity-based costs for non-employees, consultants and supplier	129,500	0
Reclassified to exploration expense		$ 286,534